Note 48 - Other Information - Profit Attributable By Operating Segments (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Profit Attributable By Operating Segments
Tax expense or income related to profit or loss from continuing operation (Income Statement)		€ (1,213)	€ (1,120)
OPERATING PROFIT BEFORE TAX		4,443	4,033
Banking Activity in Spain [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		793	665
Non Core Real estate in Spain [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		(36)	(186)
United States [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		387	284
Mexico [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		1,208	1,094
Turkey [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		373	374
South America [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		452	404
Rest Of Eurasia [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		58	73
Corporate Center and other adjustments [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		(586)	(402)
Subtotal [Member]
Profit Attributable By Operating Segments
OPERATING PROFIT BEFORE TAX		3,235	2,708
Total assets BBVA Group [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		2,649	2,306
Non Assigned Income		0	0
Elimination Of Interim Income (between Segments)		0	0
Other Gains (Losses)	[1]	581	607
Tax expense or income related to profit or loss from continuing operation (Income Statement)		1,213	1,120
OPERATING PROFIT BEFORE TAX		€ 4,443	€ 4,033

[1]	(*) Profit attributable to non-controlling interests.